Post-retirement and other defined benefit schemes - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-retirement benefits
Defined contribution schemes	$ 445	$ 428
Current service costs and expenses	95	131
Past service cost	6	5
Pension costs	546	564	$ 435
Pension schemes
Post-retirement benefits
Past service cost	$ 6	$ 5